CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY - USD ($)	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury stock [Member]	Accumulated Other Comprehensive Income [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Non Controlling Interest [Member]
Balance at Dec. 31, 2014	$ 103,409,021	$ 200,000	$ 33,971,455	$ (96,608)	$ 8,425,697	$ 5,021,752	$ 44,971,082	$ 10,915,643
Balance, shares at Dec. 31, 2014		20,000,000		(98,041)
Net income	6,613,406	$ 0	0	$ 0	0	0	5,896,804	716,602
Transfer to statutory reserve	0	0	0	0	0	609,621	(609,621)	0
Common shares repurchase	(58,735)	$ 0	0	$ (58,735)
Common shares repurchase, shares		0		(73,169)
Foreign currency translation adjustment	(5,829,470)	$ 0	0	$ 0	(5,829,470)		0	0
Balance at Dec. 31, 2015	104,134,222	$ 200,000	33,971,455	$ (155,343)	2,596,227	5,631,373	50,258,265	11,632,245
Balance, shares at Dec. 31, 2015		20,000,000		(171,210)
Net income	5,323,482	$ 0	0	$ 0	0	0	4,823,973	499,509
Transfer to statutory reserve	0	0	0	0	0	491,649	(491,649)	0
Common shares repurchase	(36,810)	$ 0	0	$ (36,810)	0	0	0
Common shares repurchase, shares		0		(37,680)
Foreign currency translation adjustment	(6,975,100)	$ 0	0	$ 0	(6,975,100)		0	0
Balance at Dec. 31, 2016	$ 102,445,794	$ 200,000	33,971,455	$ (192,153)	(4,378,873)	6,123,022	54,590,589	12,131,754
Balance, shares at Dec. 31, 2016	19,791,110	20,000,000		(208,890)
Net income	$ 5,898,378	$ 0	0	$ 0	0	0	5,345,311	553,067
Transfer to statutory reserve	0	0	0	0	0	549,232	(549,232)
Foreign currency translation adjustment	6,606,207	0	0	0	6,606,207	0	0
Balance at Dec. 31, 2017	$ 114,950,379	$ 200,000	$ 33,971,455	$ (192,153)	$ 2,227,334	$ 6,672,254	$ 59,386,668	$ 12,684,821
Balance, shares at Dec. 31, 2017	19,791,110	20,000,000		(208,890)